Subsequent Event	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 15:- SUBSEQUENT EVENT

On August 7, 2020, the Company has closed a share purchase agreement with Custom Gateway Limited (“Custom Gateway”), an innovative technology provider of cloud-based software workflow solutions for on-demand production business models. Under the agreement the Company purchased 100% of Custom Gateway’s shares for a total consideration of approximately $17,000.